Operating and non-operating costs (Tables)	12 Months Ended
Dec. 31, 2025
Operating And Non-operating Costs
Schedule of operating costs

For the twelve months ended December 31,	2025	2024

Personnel	$9,063	$6,373
Purchased services & materials(1)	5,592	6,201
Travel	458	712
Facilities and other expenses	994	717
	$16,107	$14,003

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

Schedule of financing costs

For the twelve months ended December 31,	2025	2024

Interest on bank loan	$2	$5
Interest on government loans	9	16
Interest on lease obligations	44	47
Interest on loan payable	41	17
Interest on accounts payable	8	4
	$104	$89